INCOME TAXES - Additional Information (Details)			12 Months Ended
	Oct. 11, 2014	Jan. 01, 2008	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
INCOME TAXES
Statutory tax rate (as a percent)			21.00%	21.00%	35.00%
Refundable alternative minimum tax credit carryovers				$ 1,000,000
GILTI inclusion amount			$ 0
GILTI income tax liabilities			0
Ending balance—gross unrecognized tax benefits (“UTB”s)			15,507,000	17,496,000	$ 18,728,000
Unrecognized tax benefits if recognized, would impact certain deferred tax assets			15,000,000
Unrecognized tax benefits that would impact the annual effective tax rate if recognized			540,000	829,000	2,061,000
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits			2,000,000
Accrued interest and penalties			400,000	400,000
Change in deferred tax valuation allowance			1,107,000	(1,679,000)	5,971,000
Income tax benefit related to tax credits			0	0	$ 0
U.S Federal
INCOME TAXES
Net operating loss carryforwards			562,000,000
Valuation allowance against the related deferred tax assets			2,500,000
U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards			3,100,000
Tax Credit Carry Forward Amount Not Subject To Expiration			2,500,000
Tax Credit Carry Forward Amount Subject To Expiration			600,000
State
INCOME TAXES
Net operating loss carryforwards			277,000,000
U.S Federal and State
INCOME TAXES
Valuation allowance against the related deferred tax assets			134,600,000
Foreign
INCOME TAXES
Tax credit carryforwards			5,600,000
Tax Year 2018
INCOME TAXES
Alternative minimum tax credit carryovers refundable credits claimed				$ 500,000
Tax Year 2019
INCOME TAXES
Alternative minimum tax credit carryovers refundable credits claimed			$ 500,000
Earliest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2025
Tax credit carryforward expiration year			2020
Earliest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2020
Earliest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2020
Latest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year			2034
Tax credit carryforward expiration year			2028
Latest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year			2023
Latest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year			2039
CAYMAN ISLANDS
INCOME TAXES
Withholding tax			$ 0
China
INCOME TAXES
Foreign statutory tax rate (as a percent)			25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)			15.00%
China | U T Starcom Telecom Co Ltd
INCOME TAXES
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate | item			1
Valid period for reduced income tax rate applicable to qualified high technology enterprise	3 years	3 years
China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 77,800,000
Valuation allowance against the related deferred tax assets			$ 11,800,000
China | Earliest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2024
China | Latest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year			2029
Countries other than the U.S. and China | Foreign
INCOME TAXES
Net operating loss carryforwards			$ 97,800,000
Valuation allowance against the related deferred tax assets			$ 16,400,000